Schedule of Investments
June 30, 2020 (Unaudited)
CornerCap Balanced Fund

Quarterly Report I June 30, 2020
Shares Fair Value
COMMON STOCK (55.1%)
Aerospace & Defense ( 0.7% )
Northrop Grumman Corp. 391 $ 120,209
Raytheon Technologies Corp. 1,207 74,375
194,584
Auto Parts & Equipment ( 0.5% )
O'Reilly Automotive, Inc.
(a)
328 138,308
Banks ( 5.1% )
Citigroup, Inc. 2,788 142,467
Citizens Financial Group, Inc. 6,131 154,746
Comerica, Inc. 2,355 89,726
Fifth Third Bancorp 8,255 159,156
Huntington Bancshares, Inc. 14,167 127,999
JPMorgan Chase & Co. 1,265 118,986
KeyCorp 9,500 115,710
Northern Trust Corp. 1,638 129,959
Regions Financial Corp. 12,257 136,298
The Bank of New York Mellon Corp. 3,125 120,781
U.S. Bancorp 3,540 130,343
Wells Fargo & Co. 3,130 80,128
1,506,299
Biotechnology ( 1.8% )
Alexion Pharmaceuticals, Inc.
(a)
1,125 126,270
Amgen, Inc. 647 152,601
Biogen, Inc.
(a)
435 116,384
Gilead Sciences, Inc. 1,807 139,031
534,286
Building Materials ( 2.2% )
Carrier Global Corp. 1,207 26,820
DR Horton, Inc. 2,443 135,464
Johnson Controls International PLC 4,039 137,891
Lowe's Cos., Inc. 1,049 141,741
Masco Corp. 4,015 201,593
643,509
Chemicals ( 1.8% )
CF Industries Holdings, Inc. 4,728 133,046
Dow, Inc. 3,426 139,643
Eastman Chemical Co. 2,120 147,637
PPG Industries, Inc. 1,230 130,454
    550,780

Schedule of Investments
June 30, 2020 (Unaudited)
CornerCap Balanced Fund

www.cornercapfunds.com
Shares Fair Value
Commercial Services ( 1.9% )
Automatic Data Processing, Inc. 908 $ 135,192
Booz Allen Hamilton Holding Corp. 1,719 133,721
Cisco Systems, Inc. 3,240 151,114
Paychex, Inc. 1,990 150,742
570,769
Computers ( 2.8% )
Alphabet, Inc., Class A
(a)
93 131,879
Cognizant Technology Solutions Corp., Class A 2,507 142,448
Fortinet, Inc.
(a)
1,223 167,881
Hewlett Packard Enterprise Co. 9,010 87,667
HP, Inc. 7,785 135,693
Leidos Holdings, Inc. 1,720 161,112
826,680
Diversified Financial Services ( 2.4% )
Ally Financial, Inc. 8,690 172,323
BlackRock, Inc. 253 137,655
Cboe Global Markets, Inc. 1,248 116,413
CBRE Group, Inc., Class A
(a)
3,313 149,814
Synchrony Financial 6,858 151,973
728,178
Electric ( 2.9% )
Avangrid , Inc. 1,588 66,664
DTE Energy Co. 1,181 126,958
Duke Energy Corp. 1,449 115,761
Edison International 2,298 124,804
Evergy , Inc. 2,099 124,450
PPL Corp. 4,787 123,696
Sempra Energy 1,079 126,491
The Southern Co. 1,275 66,109
874,933
Electrical Components & Equipment ( 0.5% )
Emerson Electric Co. 2,280 141,428
Electronics ( 0.6% )
Garmin, Ltd. 1,915 186,713
Entertainment ( 0.0% )
ViacomCBS , Inc., Class B 1 23
Food ( 2.3% )
General Mills, Inc. 2,122 130,821
The Hershey Co. 1,135 147,119

Schedule of Investments
June 30, 2020 (Unaudited)
CornerCap Balanced Fund

Quarterly Report I June 30, 2020
Shares Fair Value
Food (2.3%) (continued)
The J M Smucker Co. 1,034 $ 109,408
The Kroger Co. 3,938 133,301
Tyson Foods, Inc., Class A 2,530 151,066
671,715
Forest Products & Paper ( 0.5% )
International Paper Co. 3,845 135,383
Healthcare Services ( 2.8% )
Anthem, Inc. 640 168,307
Cardinal Health, Inc. 2,501 130,527
Dentsply Sirona, Inc. 3,031 133,546
Hologic , Inc.
(a)
2,406 137,142
Laboratory Corp. of America Holdings
(a)
761 126,410
Universal Health Services, Inc., Class B 1,395 129,582
825,514
Insurance ( 3.3% )
Aflac, Inc. 3,250 117,097
Fidelity National Financial, Inc. 4,906 150,418
Principal Financial Group, Inc. 4,201 174,510
Prudential Financial, Inc. 2,088 127,159
The Allstate Corp. 1,465 142,090
The Travelers Cos., Inc. 1,277 145,642
Unum Group 7,000 116,130
973,046
Machinery - Diversified ( 0.4% )
Dover Corp. 1,208 116,645
Media ( 0.4% )
Fox Corp. 4,807 128,924
Miscellaneous Manufacturing ( 1.9% )
3M Co. 985 153,650
Eaton Corp. PLC 1,509 132,007
Edwards Lifesciences Corp.
(a)
1,935 133,728
Honeywell International, Inc. 1,020 147,482
566,867
Oil & Gas ( 2.6% )
Chevron Corp. 1,625 144,999
Concho Resources, Inc. 1,187 61,130
Diamondback Energy, Inc. 3,119 130,437
EOG Resources, Inc. 3,354 169,914
Marathon Petroleum Corp. 3,951 147,688

Schedule of Investments
June 30, 2020 (Unaudited)
CornerCap Balanced Fund

www.cornercapfunds.com
Shares Fair Value
Oil & Gas (2.6%) (continued)
Phillips 66 1,720 $ 123,668
777,836
Pharmaceuticals ( 1.8% )
Eli Lilly and Co. 922 151,374
Johnson & Johnson 931 130,926
Merck & Co., Inc. 1,638 126,667
Pfizer, Inc. 4,054 132,566
541,533
Real Estate Investment Trusts ( 2.5% )
Boston Properties, Inc. REIT 827 74,744
CubeSmart REIT 2,814 75,950
Duke Realty Corp. REIT 2,029 71,806
Equity Residential REIT 1,110 65,290
Essex Property Trust, Inc. REIT 262 60,043
Host Hotels & Resorts, Inc. REIT 5,500 59,345
Kilroy Realty Corp. REIT 1,246 73,140
Mid-America Apartment Communities, Inc. REIT 621 71,210
National Retail Properties, Inc. REIT 1,650 58,542
Omega Healthcare Investors, Inc. REIT 2,535 75,366
PS Business Parks, Inc. REIT 550 72,820
758,256
Retail ( 4.4% )
Altria Group, Inc. 2,997 117,632
Best Buy Co., Inc. 2,010 175,413
Booking Holdings, Inc.
(a)
100 159,234
Cigna Corp. 824 154,624
Constellation Brands, Inc., Class A 840 146,958
CVS Health Corp. 2,005 130,265
Dollar Tree, Inc.
(a)
1,665 154,312
eBay, Inc. 3,223 169,046
Philip Morris International, Inc. 1,631 114,268
1,321,752
Semiconductors ( 2.1% )
Applied Materials, Inc. 2,564 154,994
Fortive Corp. 2,362 159,813
Intel Corp. 2,147 128,455
Skyworks Solutions, Inc. 1,524 194,858
638,120
Software ( 3.1% )
Electronic Arts, Inc.
(a)
1,188 156,875
GoDaddy , Inc., Class A
(a)
2,335 171,225
Oracle Corp. 2,551 140,994

Schedule of Investments
June 30, 2020 (Unaudited)
CornerCap Balanced Fund

Quarterly Report I June 30, 2020
Shares Fair Value
Software (3.1%) (continued)
SS&C Technologies Holdings, Inc. 2,385 $ 134,705
Take-Two Interactive Software, Inc.
(a)
1,123 156,737
VMware, Inc., Class A
(a)
974 150,834
911,370
Telecommunications ( 1.8% )
AT&T, Inc. 4,325 130,745
Comcast Corp., Class A 3,390 132,142
Facebook, Inc., Class A
(a)
693 157,359
Verizon Communications, Inc. 2,361 130,162
550,408
Transportation ( 2.0% )
CSX Corp. 2,525 176,093
Cummins, Inc. 838 145,192
Delta Air Lines, Inc. 5,035 141,232
Kansas City Southern 923 137,795
600,312
TOTAL COMMON STOCK (COST $16,388,894) 16,414,171
Shares Fair Value
EXCHANGE TRADED FUNDS ( 5.5% )
iShares Morningstar Mid-Capital Value ETF 1,552 195,909
iShares Morningstar Small-Capital Value ETF 1,912 198,425
Vanguard S&P Mid-Capital 400 ETF 3,514 422,488
Vanguard S&P Mid-Capital 400 Value ETF 1,995 205,146
Vanguard S&P Small-Capital 600 ETF 3,296 412,429
Vanguard S&P Small-Capital 600 Value ETF 1,925 200,885
TOTAL EXCHANGE TRADED FUNDS (COST $1,279,436) 1,635,282
Principal
Amount Fair Value
GOVERNMENT BOND ( 4.4% )
U.S. Treasury Inflation Indexed Bonds, 2.00%, 01/15/2026 $ 395,123 450,826
U.S. Treasury Inflation Indexed Note, 0.13%, 01/15/2022 565,985 574,600
U.S. Treasury Inflation Indexed Note, 0.63%, 01/15/2024 275,046 289,584
TOTAL GOVERNMENT BOND (COST $1,253,143) 1,315,010
CORPORATE NON-CONVERTIBLE BONDS ( 29.3% )
Auto Manufacturers ( 2.1% )
Ford Motor Co., 9.22%, 09/15/2021 275,000 287,513
General Motors Financial Co., Inc., 4.00%, 01/15/2025 325,000 339,741
    627,254

Schedule of Investments
June 30, 2020 (Unaudited)
CornerCap Balanced Fund

www.cornercapfunds.com
Principal
Amount Fair Value
Banks ( 4.4% )
Bank of America Corp., MTN, 4.75%, 08/15/2020 $ 250,000 $ 249,494
JPMorgan Chase & Co., 4.25%, 10/15/2020 400,000 404,528
JPMorgan Chase & Co., 3.88%, 09/10/2024 300,000 332,617
The Goldman Sachs Group, Inc., 5.75%, 01/24/2022 300,000 323,661
1,310,300
Biotechnology ( 1.3% )
Celgene Corp., 4.00%, 08/15/2023 360,000 390,518
Diversified Financial Services ( 1.1% )
Fiserv, Inc., 4.75%, 06/15/2021 300,000 311,921
Electronics ( 2.0% )
Arrow Electronics, Inc., 5.13%, 03/01/2021 310,000 316,784
Avnet, Inc., 4.88%, 12/01/2022 250,000 267,436
584,220
Food ( 1.4% )
Ingredion, Inc., 3.20%, 10/01/2026 380,000 413,077
Household Products ( 1.3% )
Whirlpool Corp., 4.00%, 03/01/2024 375,000 395,667
Insurance ( 2.1% )
Humana, Inc., 2.50%, 12/15/2020 395,000 398,560
W R Berkley Corp., 5.38%, 09/15/2020 230,000 231,958
630,518
Oil & Gas ( 1.4% )
Valero Energy Partners LP, 4.38%, 12/15/2026 370,000 420,020
Pharmaceuticals ( 3.4% )
Cardinal Health, Inc., 3.20%, 03/15/2023 320,000 338,463
Express Scripts Holding Co., 3.90%, 02/15/2022 640,000 671,062
1,009,525
Real Estate Investment Trusts ( 1.0% )
Weyerhaeuser Co., 7.13%, 07/15/2023 250,000 288,130
Retail ( 4.6% )
CVS Health Corp., 4.13%, 05/15/2021 300,000 306,909
CVS Health Corp., 2.13%, 06/01/2021 350,000 354,610
Foot Locker, Inc., 8.50%, 01/15/2022 385,000 400,400
Walgreen Co., 3.10%, 09/15/2022 305,000 319,628
    1,381,547

Schedule of Investments
June 30, 2020 (Unaudited)
CornerCap Balanced Fund

Quarterly Report I June 30, 2020
Principal
Amount Fair Value
Telecommunications ( 1.0% )
eBay, Inc., 2.60%, 07/15/2022 $ 300,000 $ 310,177
Transportation ( 2.2% )
Delta Air Lines, Inc., 3.80%, 04/19/2023 330,000 293,742
Southwest Airlines Co., 2.65%, 11/05/2020 370,000 370,225
663,967
TOTAL CORPORATE NON-CONVERTIBLE BONDS (COST $8,473,378) 8,736,841
Shares Fair Value
SHORT-TERM INVESTMENTS ( 5.6% )
Federated Treasury Obligations Money Market Fund, Institutional Shares, 0.10%
(b)
1,679,784 1,679,784
TOTAL SHORT-TERM INVESTMENTS (COST $1,679,784) 1,679,784
INVESTMENTS, AT VALUE (COST $29,074,635) 99.9% 29,781,088
TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES 0.1% 28,649
NET ASSETS 100.0% $ 29,809,737
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.
Common Abbreviations:
ETF Exchange Traded Fund
LP Limited Partnership
MTN Medium Term Note
PLC Public Limited Company
REIT Real Estate Investment Trust

Schedule of Investments
June 30, 2020 (Unaudited)
CornerCap Small-Cap Value Fund

www.cornercapfunds.com
Shares Fair Value
COMMON STOCK (99.2%)
Aerospace & Defense ( 0.9% )
Barnes Group, Inc. 13,751 $ 543,989
Kaman Corp. 12,556 522,330
1,066,319
Auto Parts & Equipment ( 1.9% )
Allison Transmission Holdings, Inc. 14,547 535,039
Dorman Products, Inc.
(a)
3,961 265,664
Gentherm , Inc.
(a)
13,265 516,008
Methode Electronics, Inc. 15,230 476,090
Standard Motor Products, Inc. 12,644 520,933
2,313,734
Banks ( 12.5% )
American National Bankshares , Inc. 11,298 282,902
Baycom Corp.
(a)
15,084 194,734
Bridge Bancorp, Inc. 25,831 589,980
Civista Bancshares, Inc. 38,143 587,402
CNB Financial Corp. 19,240 344,973
ConnectOne Bancorp, Inc. 38,357 618,315
Customers Bancorp, Inc.
(a)
44,798 538,472
Enterprise Financial Services Corp. 16,840 524,061
Equity Bancshares, Inc., Class A
(a)
15,344 267,599
Financial Institutions, Inc. 18,800 349,868
First Bancorp/Southern Pines NC 20,618 517,099
First Community Bankshares , Inc. 20,030 449,674
First Financial Bancorp 18,413 255,757
First Foundation, Inc. 36,302 593,175
First Internet Bancorp 13,763 228,741
First Mid Bancshares, Inc. 10,649 279,323
FNB Corp. 66,092 495,690
Heartland Financial USA, Inc. 7,460 249,462
Hilltop Holdings, Inc. 24,222 446,896
Horizon Bancorp, Inc./IN 48,234 515,621
IBERIABANK Corp. 7,330 333,808
Independent Bank Corp. 29,361 436,011
Merchants Bancorp/IN 27,179 502,540
Meta Financial Group, Inc. 16,563 300,950
Metropolitan Bank Holding Corp.
(a)
9,524 305,530
Midland States Bancorp, Inc. 20,635 308,493
MidWestOne Financial Group, Inc. 17,535 350,700
PacWest Bancorp 26,090 514,234
Peapack -Gladstone Financial Corp. 25,082 469,786
Preferred Bank/Los Angeles CA 6,457 276,682
QCR Holdings, Inc. 16,315 508,702

Schedule of Investments
June 30, 2020 (Unaudited)
CornerCap Small-Cap Value Fund

Quarterly Report I June 30, 2020
Shares Fair Value
Banks (12.5%) (continued)
Republic Bancorp, Inc., Class A 16,234 $ 531,014
Sandy Spring Bancorp, Inc. 16,370 405,649
The Bancorp, Inc.
(a)
32,936 322,773
The First of Long Island Corp. 17,678 288,859
Valley National Bancorp 50,350 393,737
West BanCorp , Inc. 31,377 548,784
Western Alliance Bancorp. 12,774 483,751
15,611,747
Beverages - Non-alcoholic ( 0.4% )
Coca-Cola Consolidated, Inc. 2,350 538,596
Building Materials ( 7.6% )
ABM Industries, Inc. 13,713 497,782
American Woodmark Corp.
(a)
9,007 681,380
Boise Cascade Co. 16,350 614,924
Builders FirstSource , Inc.
(a)
22,145 458,402
Caesarstone , Ltd.
(a)
48,977 580,377
Foundation Building Materials, Inc.
(a)
35,052 547,162
Gibraltar Industries, Inc.
(a)
11,254 540,305
GMS, Inc.
(a)
27,136 667,274
LSI Industries, Inc. 74,893 484,558
M/I Homes, Inc.
(a)
19,485 671,063
MDU Resources Group, Inc. 24,110 534,760
Meritage Homes Corp.
(a)
8,924 679,295
MYR Group, Inc.
(a)
18,151 579,198
Patrick Industries, Inc. 9,000 551,250
Quanex Building Products Corp. 36,738 509,923
TRI Pointe Group, Inc.
(a)
19,157 281,416
UFP Industries, Inc. 11,640 576,296
9,455,365
Chemicals ( 3.1% )
Cabot Corp. 14,960 554,268
Haynes International, Inc. 20,562 480,328
HB Fuller Co. 13,892 619,583
Kraton Corp.
(a)
32,838 567,441
Minerals Technologies, Inc. 11,367 533,453
PolyOne Corp. 20,310 532,731
Univar Solutions, Inc.
(a)
32,719 551,643
3,839,447
Commercial Services ( 4.0% )
Barrett Business Services, Inc. 11,051 587,140

Schedule of Investments
June 30, 2020 (Unaudited)
CornerCap Small-Cap Value Fund

www.cornercapfunds.com
Shares Fair Value
Commercial Services (4.0%) (continued)
CoreLogic , Inc. 9,240 $ 621,113
Cross Country Healthcare, Inc.
(a)
54,436 335,326
Heidrick & Struggles International, Inc. 13,314 287,849
HMS Holdings Corp.
(a)
15,898 514,936
Kforce , Inc. 17,346 507,370
National Research Corp., Class A 9,889 575,639
R1 RCM, Inc.
(a)
41,917 467,374
Resources Connection, Inc. 46,048 551,194
The Hackett Group, Inc. 37,183 503,458
4,951,399
Computers ( 3.1% )
Box, Inc.
(a)
28,950 601,002
CSG Systems International, Inc. 12,493 517,085
Mitek Systems, Inc.
(a)
63,615 611,340
MTS Systems Corp. 21,399 376,409
OneSpan , Inc.
(a)
25,107 701,239
Perspecta , Inc. 21,380 496,657
Super Micro Computer, Inc.
(a)
19,488 553,264
3,856,996
Diversified Financial Services ( 3.3% )
Artisan Partners Asset Management, Inc., Class A 18,484 600,730
Eaton Vance Corp. 12,829 495,199
Evercore , Inc., Class A 8,493 500,408
Federated Hermes, Inc., Class B 22,022 521,921
KAR Auction Services, Inc. 30,602 421,084
Moelis & Co., Class A 13,940 434,370
PJT Partners, Inc. 11,370 583,736
RE/MAX Holdings, Inc. 17,444 548,265
4,105,713
Education ( 0.7% )
Grand Canyon Education, Inc.
(a)
2,925 264,800
Perdoceo Education Corp.
(a)
39,947 636,356
901,156
Electric ( 2.0% )
ALLETE, Inc. 9,375 511,969
Black Hills Corp. 9,599 543,879
NorthWestern Corp. 9,005 490,953
Otter Tail Corp. 10,582 410,476
Portland General Electric Co. 11,704 489,344
    2,446,621

Schedule of Investments
June 30, 2020 (Unaudited)
CornerCap Small-Cap Value Fund

Quarterly Report I June 30, 2020
Shares Fair Value
Electrical Components & Equipment ( 2.2% )
Atkore International Group, Inc.
(a)
20,191 $ 552,224
IDACORP, Inc. 5,269 460,353
Jabil, Inc. 15,010 481,521
Kimball Electronics, Inc.
(a)
18,713 253,374
Rambus, Inc.
(a)
34,640 526,528
Sanmina Corp.
(a)
19,336 484,173
2,758,173
Electronics ( 2.1% )
OSI Systems, Inc.
(a)
7,053 526,436
Plexus Corp.
(a)
8,332 587,906
SYNNEX Corp. 4,775 571,902
Tech Data Corp.
(a)
3,075 445,721
Universal Electronics, Inc.
(a)
11,603 543,252
2,675,217
Engineering & Construction ( 0.6% )
Mistras Group, Inc.
(a)
48,770 192,642
Primoris Services Corp. 30,104 534,647
727,289
Food ( 0.6% )
Sprouts Farmers Market, Inc.
(a)
9,741 249,272
TreeHouse Foods, Inc.
(a)
11,000 481,800
731,072
Forest Products & Paper ( 0.9% )
Neenah, Inc. 10,124 500,733
Schweitzer-Mauduit International, Inc. 17,059 569,941
1,070,674
Hand & Machine Tools ( 0.4% )
Regal Beloit Corp. 6,410 559,721
Health Care ( 0.4% )
HealthStream , Inc.
(a)
23,816 527,048
Healthcare Products ( 2.7% )
Electromed , Inc.
(a)
36,683 564,551
Haemonetics Corp.
(a)
5,985 536,016
Integer Holdings Corp.
(a)
6,916 505,214
Integra LifeSciences Holdings Corp.
(a)
10,415 489,401
Natus Medical, Inc.
(a)
22,874 499,111

Schedule of Investments
June 30, 2020 (Unaudited)
CornerCap Small-Cap Value Fund

www.cornercapfunds.com
Shares Fair Value
Healthcare Products (2.7%) (continued)
Quidel Corp.
(a)
3,278 $ 733,420
3,327,713
Healthcare Services ( 2.5% )
Charles River Laboratories International, Inc.
(a)
3,107 541,706
Magellan Health, Inc.
(a)
7,229 527,572
Premier, Inc., Class A
(a)
16,050 550,194
Select Medical Holdings Corp.
(a)
35,584 524,152
The Ensign Group, Inc. 10,830 453,236
The Providence Service Corp.
(a)
6,675 526,724
3,123,584
Home Furnishings ( 0.4% )
La-Z-Boy, Inc. 17,725 479,639
Hotels ( 0.4% )
Marriott Vacations Worldwide Corp. 5,385 442,701
Household Products ( 0.4% )
Ennis, Inc. 25,042 454,262
Insurance ( 4.4% )
CNO Financial Group, Inc. 37,463 583,299
Essent Group, Ltd. 14,918 541,076
FBL Financial Group, Inc., Class A 14,429 517,857
Heritage Insurance Holdings, Inc. 42,970 562,477
MGIC Investment Corp. 41,292 338,181
National General Holdings Corp. 25,317 547,100
Old Republic International Corp. 24,699 402,841
Primerica, Inc. 4,502 524,933
Radian Group, Inc. 23,255 360,685
Stewart Information Services Corp. 15,774 512,813
Unum Group 33,167 550,241
5,441,503
Machinery - Construction & Mining ( 0.3% )
AGCO Corp. 7,709 427,541
Machinery - Diversified ( 0.8% )
Argan , Inc. 11,515 545,581
Curtiss-Wright Corp. 5,813 518,984
    1,064,565

Schedule of Investments
June 30, 2020 (Unaudited)
CornerCap Small-Cap Value Fund

Quarterly Report I June 30, 2020
Shares Fair Value
Media ( 0.4% )
Gray Television, Inc.
(a)
33,647 $ 469,376
Metal Fabricate & Hardware ( 2.6% )
AZZ, Inc. 16,941 581,415
Carpenter Technology Corp. 21,417 520,005
Commercial Metals Co. 27,613 563,305
Mueller Industries, Inc. 20,448 543,508
The Timken Co. 10,510 478,100
Worthington Industries, Inc. 16,532 616,643
3,302,976
Miscellaneous Manufacturing ( 4.1% )
Acuity Brands, Inc. 5,371 514,220
Carriage Services, Inc. 29,465 533,906
Crane Co. 9,676 575,335
EnPro Industries, Inc. 11,217 552,886
Greif, Inc., Class A 14,950 514,429
Ichor Holdings, Ltd.
(a)
21,626 574,819
Powell Industries, Inc. 18,623 510,084
Standex International Corp. 9,144 526,237
Sturm Ruger & Co., Inc. 4,000 304,000
Unifi, Inc.
(a)
40,527 521,988
5,127,904
Office Furnishings ( 1.4% )
Herman Miller, Inc. 12,235 288,868
HNI Corp. 18,445 563,864
Interface, Inc. 60,064 488,921
Knoll, Inc. 35,486 432,574
1,774,227
Oil & Gas ( 3.9% )
Berry Corp. 108,270 522,944
Cimarex Energy Co. 18,308 503,287
HollyFrontier Corp. 15,781 460,805
National Fuel Gas Co. 12,714 533,098
New Jersey Resources Corp. 15,816 516,392
Parsley Energy, Inc., Class A 28,084 299,937
South Jersey Industries, Inc. 21,869 546,506
Southwest Gas Holdings, Inc. 7,692 531,133
Spire, Inc. 7,529 494,731
Texas Pacific Land Trust 742 441,260
4,850,093
Pharmaceuticals ( 2.2% )
Emergent BioSolutions , Inc.
(a)
7,675 606,939

Schedule of Investments
June 30, 2020 (Unaudited)
CornerCap Small-Cap Value Fund

www.cornercapfunds.com
Shares Fair Value
Pharmaceuticals (2.2%) (continued)
Horizon Therapeutics PLC
(a)
10,080 $ 560,246
PRA Health Sciences, Inc.
(a)
5,065 492,774
Prestige Consumer Healthcare, Inc.
(a)
13,546 508,788
Supernus Pharmaceuticals, Inc.
(a)
23,082 548,198
2,716,945
Real Estate Investment Trusts ( 8.2% )
American Assets Trust, Inc. REIT 16,499 459,332
American Campus Communities, Inc. REIT 12,531 438,084
Apple Hospitality REIT, Inc. 45,392 438,487
Armada Hoffler Properties, Inc. REIT 54,229 539,578
Brandywine Realty Trust REIT 47,097 512,886
Brixmor Property Group, Inc. REIT 31,424 402,856
CareTrust REIT, Inc. 26,497 454,688
CoreCivic , Inc. REIT 40,104 375,373
CorEnergy Infrastructure Trust, Inc. REIT 10,479 95,883
Corporate Office Properties Trust REIT 18,460 467,776
Empire State Realty Trust, Inc. REIT 34,817 243,719
First Industrial Realty Trust, Inc. REIT 11,411 438,639
Franklin Street Properties Corp. REIT 64,308 327,328
Getty Realty Corp. REIT 17,090 507,231
Highwoods Properties, Inc. REIT 11,763 439,113
LTC Properties, Inc. REIT 10,880 409,849
McGrath RentCorp 8,087 436,779
National Health Investors, Inc. REIT 7,781 472,462
Newmark Group, Inc., Class A 48,902 237,664
PotlatchDeltic Corp. REIT 13,657 519,376
PS Business Parks, Inc. REIT 3,577 473,595
Rayonier, Inc. REIT 19,720 488,859
Service Properties Trust REIT 47,698 338,179
Urstadt Biddle Properties, Inc., Class A REIT 36,293 431,161
Weingarten Realty Investors REIT 17,300 327,489
10,276,386
Retail ( 3.0% )
AutoNation, Inc.
(a)
14,131 531,043
Capri Holdings, Ltd.
(a)
19,287 301,456
PriceSmart , Inc. 6,505 392,447
Qurate Retail, Inc., Class A
(a)
55,877 530,832
Rent-A-Center, Inc./TX, Class A 20,365 566,554
Steven Madden, Ltd. 19,276 475,924
Vector Group, Ltd. 50,104 504,046
World Fuel Services Corp. 15,301 394,154
    3,696,456

Schedule of Investments
June 30, 2020 (Unaudited)
CornerCap Small-Cap Value Fund

Quarterly Report I June 30, 2020
Shares Fair Value
Savings & Loans ( 2.2% )
Berkshire Hills Bancorp, Inc. 26,166 $ 288,349
Flagstar Bancorp, Inc. 19,128 562,937
FS Bancorp, Inc. 14,042 541,600
Investors Bancorp, Inc. 31,401 266,908
Meridian Bancorp, Inc. 25,846 299,814
Provident Financial Services, Inc. 38,655 558,565
Southern Missouri Bancorp, Inc. 8,412 204,412
2,722,585
Semiconductors ( 1.9% )
Amkor Technology, Inc.
(a)
49,345 607,437
Cirrus Logic, Inc.
(a)
9,040 558,491
FormFactor , Inc.
(a)
22,001 645,289
Ultra Clean Holdings, Inc.
(a)
25,200 570,276
2,381,493
Software ( 5.7% )
American Software, Inc., Class A 26,415 416,300
Blackbaud , Inc. 9,922 566,348
ChannelAdvisor Corp.
(a)
45,912 727,246
Cornerstone OnDemand , Inc.
(a)
14,424 556,190
Digi International, Inc.
(a)
47,870 557,686
Donnelley Financial Solutions, Inc.
(a)
58,659 492,736
ePlus , Inc.
(a)
6,677 471,930
NeoPhotonics Corp.
(a)
63,180 561,038
Omnicell , Inc.
(a)
7,095 501,049
Progress Software Corp. 13,095 507,431
Sciplay Corp., Class A
(a)
38,759 574,796
SPS Commerce, Inc.
(a)
7,532 565,804
Verint Systems, Inc.
(a)
12,645 571,301
7,069,855
Storage & Warehousing ( 0.3% )
Mobile Mini, Inc. 14,685 433,208
Technology ( 0.9% )
eGain Corp.
(a)
57,701 641,058
Xerox Holdings Corp. 33,338 509,738
1,150,796
Telecommunications ( 1.7% )
A10 Networks, Inc.
(a)
83,576 569,153
TEGNA, Inc. 48,132 536,191
Telephone and Data Systems, Inc. 24,288 482,845

Schedule of Investments
June 30, 2020 (Unaudited)
CornerCap Small-Cap Value Fund

www.cornercapfunds.com
Shares Fair Value
Telecommunications (1.7%) (continued)
Viavi Solutions, Inc.
(a)
42,987 $ 547,654
2,135,843
Transportation ( 2.1% )
Air Transport Services Group, Inc.
(a)
25,506 568,019
Costamare , Inc. 112,698 626,601
Fortress Transportation and Infrastructure Investors, LLC 39,152 508,584
Schneider National, Inc., Class B 27,220 671,517
SkyWest, Inc. 8,840 288,361
2,663,082
TOTAL COMMON STOCK (COST $127,736,594) 123,669,020
INVESTMENTS, AT VALUE (COST $127,736,594) 99.2% 123,669,020
TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES 0.8% 953,744
NET ASSETS 100.0% $ 124,622,764
(a) Non-income producing security.
Common Abbreviations:
LLC Limited Liability Company
PLC Public Limited Company
REIT Real Estate Investment Trust

Schedule of Investments
June 30, 2020 (Unaudited)
CornerCap Large/Mid-Cap Value Fund

Quarterly Report I June 30, 2020
Shares Fair Value
COMMON STOCK (99.4%)
Aerospace & Defense ( 1.3% )
Northrop Grumman Corp. 818 $ 251,486
Raytheon Technologies Corp. 2,370 146,039
397,525
Auto Parts & Equipment ( 0.9% )
O'Reilly Automotive, Inc.
(a)
652 274,929
Banks ( 9.0% )
Citigroup, Inc. 5,299 270,779
Citizens Financial Group, Inc. 11,169 281,906
Comerica, Inc. 4,415 168,211
Fifth Third Bancorp 13,940 268,763
Huntington Bancshares, Inc. 27,124 245,065
JPMorgan Chase & Co. 2,365 222,452
KeyCorp 16,925 206,147
Northern Trust Corp. 3,240 257,062
Regions Financial Corp. 21,118 234,832
The Bank of New York Mellon Corp. 6,397 247,244
U.S. Bancorp 6,722 247,504
Wells Fargo & Co. 5,830 149,248
2,799,213
Biotechnology ( 3.4% )
Alexion Pharmaceuticals, Inc.
(a)
2,466 276,784
Amgen, Inc. 1,115 262,984
Biogen, Inc.
(a)
933 249,624
Gilead Sciences, Inc. 3,419 263,058
1,052,450
Building Materials ( 4.0% )
Carrier Global Corp. 2,370 52,661
DR Horton, Inc. 6,108 338,689
Johnson Controls International PLC 7,293 248,983
Lowe's Cos., Inc. 2,123 286,860
Masco Corp. 6,395 321,093
1,248,286
Chemicals ( 3.7% )
CF Industries Holdings, Inc. 9,418 265,022
Dow, Inc. 8,467 345,115
Eastman Chemical Co. 3,845 267,766
PPG Industries, Inc. 2,445 259,317
1,137,220
Commercial Services ( 3.4% )
Automatic Data Processing, Inc. 1,669 248,497

Schedule of Investments
June 30, 2020 (Unaudited)
CornerCap Large/Mid-Cap Value Fund

www.cornercapfunds.com
Shares Fair Value
Commercial Services (3.4%) (continued)
Booz Allen Hamilton Holding Corp. 3,476 $ 270,398
Cisco Systems, Inc. 5,321 248,172
Paychex, Inc. 3,615 273,836
1,040,903
Computers ( 5.2% )
Alphabet, Inc., Class A
(a)
270 382,873
Cognizant Technology Solutions Corp., Class A 4,839 274,952
Fortinet, Inc.
(a)
2,105 288,953
Hewlett Packard Enterprise Co. 18,015 175,286
HP, Inc. 14,432 251,550
Leidos Holdings, Inc. 2,419 226,588
1,600,202
Diversified Financial Services ( 4.3% )
Ally Financial, Inc. 13,243 262,609
BlackRock, Inc. 532 289,456
Cboe Global Markets, Inc. 2,651 247,285
CBRE Group, Inc., Class A
(a)
6,295 284,660
Synchrony Financial 11,257 249,455
1,333,465
Electric ( 5.4% )
Avangrid , Inc. 3,152 132,321
DTE Energy Co. 2,312 248,540
Duke Energy Corp. 2,971 237,353
Edison International 3,792 205,943
Evergy , Inc. 4,540 269,177
PPL Corp. 8,963 231,604
Sempra Energy 2,005 235,046
The Southern Co. 2,543 131,855
1,691,839
Electrical Components & Equipment ( 0.9% )
Emerson Electric Co. 4,295 266,419
Electronics ( 1.0% )
Garmin, Ltd. 3,175 309,562
Food ( 4.1% )
General Mills, Inc. 3,728 229,831
The Hershey Co. 2,150 278,683
The J M Smucker Co. 2,390 252,886
The Kroger Co. 8,134 275,336
Tyson Foods, Inc., Class A 3,877 231,496
    1,268,232

Schedule of Investments
June 30, 2020 (Unaudited)
CornerCap Large/Mid-Cap Value Fund

Quarterly Report I June 30, 2020
Shares Fair Value
Forest Products & Paper ( 0.8% )
International Paper Co. 7,425 $ 261,434
Healthcare Services ( 5.1% )
Anthem, Inc. 1,210 318,206
Cardinal Health, Inc. 5,016 261,785
Dentsply Sirona, Inc. 5,346 235,545
Hologic , Inc.
(a)
4,500 256,500
Laboratory Corp. of America Holdings
(a)
1,647 273,583
Universal Health Services, Inc., Class B 2,586 240,213
1,585,832
Insurance ( 5.8% )
Aflac, Inc. 7,268 261,866
Fidelity National Financial, Inc. 8,656 265,393
Principal Financial Group, Inc. 6,582 273,416
Prudential Financial, Inc. 3,035 184,832
The Allstate Corp. 2,770 268,662
The Travelers Cos., Inc. 2,459 280,449
Unum Group 15,854 263,018
1,797,636
Machinery - Diversified ( 0.8% )
Dover Corp. 2,620 252,987
Media ( 0.8% )
Fox Corp. 9,000 241,380
Miscellaneous Manufacturing ( 3.4% )
3M Co. 1,616 252,080
Eaton Corp. PLC 3,117 272,675
Edwards Lifesciences Corp.
(a)
3,857 266,557
Honeywell International, Inc. 1,795 259,539
1,050,851
Oil & Gas ( 4.6% )
Chevron Corp. 2,714 242,170
Concho Resources, Inc. 2,306 118,759
Diamondback Energy, Inc. 6,296 263,299
EOG Resources, Inc. 5,851 296,412
Marathon Petroleum Corp. 7,320 273,621
Phillips 66 3,291 236,623
1,430,884
Pharmaceuticals ( 3.3% )
Eli Lilly and Co. 1,494 245,285
Johnson & Johnson 1,747 245,681

Schedule of Investments
June 30, 2020 (Unaudited)
CornerCap Large/Mid-Cap Value Fund

www.cornercapfunds.com
Shares Fair Value
Pharmaceuticals (3.3%) (continued)
Merck & Co., Inc. 3,475 $ 268,722
Pfizer, Inc. 8,082 264,281
1,023,969
Real Estate Investment Trusts ( 4.1% )
Boston Properties, Inc. REIT 1,310 118,398
CubeSmart REIT 4,599 124,127
Duke Realty Corp. REIT 3,821 135,225
Equity Residential REIT 2,105 123,816
Essex Property Trust, Inc. REIT 451 103,356
Host Hotels & Resorts, Inc. REIT 9,385 101,264
Kilroy Realty Corp. REIT 1,718 100,846
Mid-America Apartment Communities, Inc. REIT 894 102,515
National Retail Properties, Inc. REIT 3,085 109,456
Omega Healthcare Investors, Inc. REIT 3,774 112,201
PS Business Parks, Inc. REIT 1,000 132,400
1,263,604
Retail ( 8.0% )
Altria Group, Inc. 6,396 251,043
Best Buy Co., Inc. 3,057 266,784
Booking Holdings, Inc.
(a)
175 278,660
Cigna Corp. 1,560 292,734
Constellation Brands, Inc., Class A 1,583 276,946
CVS Health Corp. 4,730 307,308
Dollar Tree, Inc.
(a)
2,988 276,928
eBay, Inc. 5,705 299,227
Philip Morris International, Inc. 3,535 247,662
2,497,292
Semiconductors ( 3.8% )
Applied Materials, Inc. 4,421 267,249
Fortive Corp. 4,228 286,067
Intel Corp. 5,275 315,603
Skyworks Solutions, Inc. 2,453 313,641
1,182,560
Software ( 5.7% )
Electronic Arts, Inc.
(a)
2,239 295,660
GoDaddy , Inc., Class A
(a)
4,640 340,251
Oracle Corp. 4,813 266,014
SS&C Technologies Holdings, Inc. 5,795 327,302
Take-Two Interactive Software, Inc.
(a)
1,775 247,737
VMware, Inc., Class A
(a)
1,970 305,074
    1,782,038

Schedule of Investments
June 30, 2020 (Unaudited)
CornerCap Large/Mid-Cap Value Fund

Quarterly Report I June 30, 2020
Shares Fair Value
Telecommunications ( 3.3% )
AT&T, Inc. 8,243 $ 249,186
Comcast Corp., Class A 6,455 251,616
Facebook, Inc., Class A
(a)
1,198 272,030
Verizon Communications, Inc. 4,462 245,990
1,018,822
Transportation ( 3.3% )
CSX Corp. 4,455 310,692
Cummins, Inc. 1,690 292,809
Delta Air Lines, Inc. 5,455 153,013
Kansas City Southern 1,713 255,734
1,012,248
TOTAL COMMON STOCK (COST $31,651,552) 30,821,782
Shares Fair Value
SHORT-TERM INVESTMENTS ( 0.9% )
Federated Treasury Obligations Money Market Fund, Institutional Shares, 0.10%
(b)
278,960 278,960
TOTAL SHORT-TERM INVESTMENTS (COST $278,960) 278,960
INVESTMENTS, AT VALUE (COST $31,930,512) 100.3% 31,100,742
TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS (0.3)% (102,514)
NET ASSETS 100.0% $ 30,998,228
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.
Common Abbreviations:
PLC Public Limited Company
REIT Real Estate Investment Trust

Schedule of Investments
June 30, 2020 (Unaudited)

www.cornercapfunds.com
1. ORGANIZATION
The CornerCap Group of Funds was organized on January 6, 1986 as a Massachusetts Business Trust (the “Trust”) and is
registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The
Trust currently consists of the following three series (each, a “Fund” and, together, the “Funds”): CornerCap Balanced Fund,
CornerCap Large/Mid-Cap Value Fund and CornerCap Small-Cap Value Fund. CornerCap Balanced Fund and CornerCap
Large/Mid-Cap Value Fund currently offer Investor Shares and CornerCap Small-Cap Value Fund currently offers Investor
Shares and Institutional Shares.
The investment objective of the CornerCap Balanced Fund is long-term capital appreciation and current income. The
CornerCap Small‐Cap Value Fund’s investment objective is long-term capital appreciation with a secondary objective of generating income from dividends or interest on securities. The CornerCap Large/Mid‐Cap Value Fund’s investment objective is long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards
Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”.
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Accounting Estimates – In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Security Valuation – Portfolio securities including common stocks, corporate bonds, municipal bonds, exchange traded funds (ETFs), and U.S. Government and Agency obligations that are listed on national securities exchanges or the NASDAQ
National Market System are valued at the last sale price or official close as of 4:00 p.m. Eastern time or, in the absence of recorded sales, at the closing bid price on such exchanges or such system. Based on obtaining active market quotes, common stocks and exchange traded funds are classified as Level 1 of the fair value hierarchy. Corporate bonds, municipal bonds, certificates of deposit and U.S. Government and Agency obligations are classified as Level 2 of the fair value hierarchy, and are priced based upon valuations provided by a recognized independent, third party pricing agent. Third‐
party pricing agents value these securities by employing methodologies that utilize actual market transactions, broker‐
supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings, and developments relating to specific securities in arriving at valuations. Unlisted securities that are not included on such exchanges or systems are valued at the quoted bid prices on the over‐the counter market. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value per share and are classified as Level 1 within the fair value hierarchy. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser under procedures established

Schedule of Investments
June 30, 2020 (Unaudited)
Quarterly Report I June 30, 2020

by and under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 2 or
3 within the fair value hierarchy, depending on the inputs used. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments.
Security Transactions, Investment Income and Other – Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Withholding taxes on foreign dividends have been provided in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized using the effective interest method. In the event of a security in default, a portion of interest receivable that was once recognized as interest income is written off and treated as a reduction of interest income.
REITs – Each Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.
Each Fund may include the gross dividends from such REITs in income or may utilize estimates of any potential REIT dividend reclassifications in each Fund’s annual distributions to shareholders and, accordingly, a portion of each Fund’s distributions may be designated as a return of capital, require reclassification, or be under distributed on an excise basis and subject to excise tax. Any reclassifications are treated as permanent book to tax differences and are reclassified within the components of net assets on the Statement of Assets and Liabilities, rather than reclassifying such amounts on the
Statements of Operations.
Federal Income Taxes – For Federal income tax purposes, the Funds currently qualify, and intend to remain qualified, as regulated investment companies (“RICs”) under the provisions of Subchapter M of the Internal Revenue Code of
1986 (“Code”), as amended, by complying with the requirements applicable to RICs and by distributing their investment company taxable net income including any excess realized gain which has not been offset by capital loss carryforwards, if any, to their shareholders. Accordingly, no provision for federal income or excise taxes has been made. As of and during the period ended June 30, 2020, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.
Distributions to Shareholders – Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each Fund.
Expenses that are directly attributable to more than one investment portfolio are allocated among the respective Funds in an equitable manner.

Schedule of Investments
June 30, 2020 (Unaudited)

www.cornercapfunds.com
CornerCap Small-Cap Value Fund’s class specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.
Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.
Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:
Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability;
and
Level 3 – Significant unobservable prices or inputs (including each Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.
The following is a summary of investments based on the inputs used to value the Funds’ investments as of June 30, 2020:

Schedule of Investments
June 30, 2020 (Unaudited)
Quarterly Report I June 30, 2020

For the period ended June 30, 2020 , the Funds did not have significant unobservable inputs (Level 3) used in determining fair value of any investments. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. The Funds did not hold any derivative instruments at any time during the period .
CornerCap Balanced Fund:
Valuation Inputs
Investments at Value * Level 1 Level 2 Level 3 Total
Common Stocks $ 16,414,171 $ – $ – $ 16,414,171
Exchange Traded Funds 1,635,282 – – 1,635,282
Government Bond – 1,315,010 – 1,315,010
Corporate Non-Convertible Bonds – 8,736,841 – 8,736,841
Short-Term Investments 1,679,784 – – 1,679,784
Total $ 19,729,237 $ 10,051,851 $ – $ 29,781,088
CornerCap Small-Cap Value Fund:
Valuation Inputs
Investments at Value * Level 1 Level 2 Level 3 Total
Common Stocks $ 123,669,020 $ – $ – $ 123,669,020
Total $ 123,669,020 $ – $ – $ 123,669,020
CornerCap Large/Mid-Cap Value Fund:
Valuation Inputs
Investments at Value * Level 1 Level 2 Level 3 Total
Common Stocks $ 30,821,782 $ – $ – $ 30,821,782
Short-Term Investments 278,960 – – 278,960
Total $ 31,100,742 $ – $ – $ 31,100,742
* See Schedule of Investments for industry classification